TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

Trade accounts receivable

Trade accounts receivable are presented net of allowances for doubtful debts. The allowance for doubtful trade accounts receivable was $nil at both December 31, 2012 and 2011. Trade accounts receivable at December 31, 2012, represents charter hire outstanding and includes a balance of $5.0 million due from a charterer, which is currently in dispute and which forms part of a legal claim for compensation for failing to perform under the charter obligation. A further $1.9 million is due from another charterer in respect of the charter hire of two Suezmax tankers where the charterer is making part payments of the charter hire. As at December 31, 2012, the Company has no reason to believe that either amount will not be recovered through due process or negotiation.

Other receivables
Other receivables are presented net of allowances for doubtful accounts. No allowance for doubtful accounts was made by the Company as at December 31, 2012 and 2011.